T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 94.3%			Dollar Tree (1)	45,000	3,306

					10,706
Communication Services 2.2%
			Specialty Retail 3.3%
Entertainment 0.6%
			Burlington Stores (1)	31,000	4,912
Spotify Technology (1)	19,000	2,307	CarMax (1)	19,000	1,023
		2,307	Five Below (1)	9,000	633
Interactive Media & Services 1.6%			O'Reilly Automotive (1)	11,000	3,312
IAC/InterActiveCorp (1)	35,000	6,273	Tiffany	15,000	1,942

		6,273	Ulta Beauty (1)	7,000	1,230
Total Communication Services		8,580			13,052

Consumer Discretionary 12.6%			Textiles, Apparel & Luxury Goods 0.9%
			Levi Strauss, Class A	35,000	435
Auto Components 0.9%
			Lululemon Athletica (1)	2,000	379
Aptiv	54,000	2,659
			Tapestry	91,000	1,178
Visteon (1)	22,000	1,056
			VF	31,000	1,677

		3,715			3,669
Diversified Consumer Services 0.7%			Total Consumer Discretionary		49,946
ServiceMaster Global Holdings (1)	100,000	2,700
			Consumer Staples 2.3%
		2,700
			Food & Staples Retailing 1.5%
Hotels, Restaurants & Leisure 4.0%
			Casey's General Stores	33,920	4,494
Chipotle Mexican Grill (1)	2,650	1,734
			Sprouts Farmers Market (1)	88,000	1,636
Darden Restaurants	18,000	980
					6,130
Dunkin' Brands Group	42,000	2,230
Hilton Worldwide Holdings	46,000	3,139	Food Products 0.8%
Marriott International, Class A	22,000	1,646	Conagra Brands	22,000	646
MGM Resorts International	230,000	2,714	TreeHouse Foods (1)	54,000	2,384
Norwegian Cruise Line Holdings (1)	54,000	592			3,030
Vail Resorts	19,000	2,807	Total Consumer Staples		9,160

		15,842	Energy 1.5%
Internet & Direct Marketing Retail 0.1%
			Oil, Gas & Consumable Fuels 1.5%
Chewy, Class A (1)	7,000	262
			Concho Resources	77,000	3,300
		262	Continental Resources	55,000	420
Multiline Retail 2.7%			Pioneer Natural Resources	22,000	1,543
Dollar General	49,000	7,400	Venture Global LNG, Series B,
			Acquisition Date: 3/8/18,
			Cost $60 (1)(2)(3)	20	77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Venture Global LNG, Series C,			Incyte (1)	38,000	2,783
Acquisition Date: 10/16/17 -			Ionis Pharmaceuticals (1)	13,000	615
3/8/18, Cost $511 (1)(2)(3)	139	535
			Neurocrine Biosciences (1)	23,000	1,991
Total Energy		5,875
			Seattle Genetics (1)	32,000	3,692
Financials 7.4%					15,661
Banks 0.6%			Health Care Equipment & Supplies 9.2%
Fifth Third Bancorp	61,000	906	Alcon (1)	50,000	2,541
Webster Financial	61,000	1,397	Cooper	31,000	8,546
		2,303	Exact Sciences (1)	31,000	1,798
Capital Markets 2.9%			Hologic (1)	206,000	7,230
Cboe Global Markets	35,000	3,124	ICU Medical (1)	12,000	2,421
E*TRADE Financial	12,000	412	IDEXX Laboratories (1)	5,000	1,211
KKR, Class A	108,000	2,535	Teleflex	36,000	10,543
MarketAxess Holdings	6,000	1,995	West Pharmaceutical Services	15,000	2,284
Raymond James Financial	15,000	948			36,574
Tradeweb Markets, Class A	54,000	2,270	Health Care Providers & Services 0.4%
		11,284	Acadia Healthcare (1)	79,000	1,450
Consumer Finance 0.2%					1,450
SLM	114,000	820	Health Care Technology 1.0%
		820	Veeva Systems, Class A (1)	25,000	3,909
Insurance 3.7%					3,909
Assurant	31,000	3,227	Life Sciences Tools & Services 4.7%
Axis Capital Holdings	54,000	2,087	Agilent Technologies	99,000	7,090
Fidelity National Financial	64,000	1,592	Avantor (1)	177,000	2,211
Progressive	18,000	1,329	Bruker	144,000	5,164
Willis Towers Watson	38,000	6,454	PPD (1)	21,000	374
		14,689	PRA Health Sciences (1)	46,000	3,820
Total Financials		29,096			18,659
Health Care 22.6%			Pharmaceuticals 3.4%
Biotechnology 3.9%			Catalent (1)	123,000	6,390
			Elanco Animal Health (1)	150,000	3,358
ACADIA Pharmaceuticals (1)	15,000	634
			Perrigo	77,000	3,703
Alkermes (1)	114,000	1,644
Alnylam Pharmaceuticals (1)	20,000	2,177			13,451
Amarin, ADR (1)	38,000	152	Total Health Care		89,704
Argenx, ADR (1)	9,000	1,185	Industrials & Business Services 18.0%
Ascendis Pharma, ADR (1)	7,000	788
			Aerospace & Defense 2.8%
			BWX Technologies	49,000	2,387
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

L3Harris Technologies	22,682	4,085	Road & Rail 1.1%
Textron	173,000	4,614	JB Hunt Transport Services	49,000	4,519
		11,086			4,519
Airlines 0.4%			Total Industrials & Business Services		71,311
Alaska Air Group	23,000	655
			Information Technology 19.6%
United Airlines Holdings (1)	34,000	1,073
		1,728	Electronic Equipment, Instruments & Components 3.5%
			Cognex	19,000	802
Building Products 0.3%
			Corning	175,000	3,595
Allegion	11,000	1,012
			FLIR Systems	35,000	1,116
		1,012	Keysight Technologies (1)	65,000	5,439
Commercial Services & Supplies 0.5%			National Instruments	82,000	2,713
Waste Connections	23,000	1,783			13,665
		1,783	IT Services 5.2%
Electrical Equipment 0.9%			Black Knight (1)	42,000	2,438
Sensata Technologies Holding (1)	130,000	3,761	Fidelity National Information
			Services	4,000	487
		3,761
			Fiserv (1)	54,000	5,129
Industrial Conglomerates 1.2%			FleetCor Technologies (1)	20,000	3,731
Roper Technologies	15,000	4,677	Gartner (1)	15,000	1,494
		4,677	Global Payments	41,000	5,913
Machinery 4.7%			WEX (1)	13,000	1,359
Colfax (1)	126,000	2,495			20,551
Fortive	69,000	3,808	Semiconductors & Semiconductor Equipment 5.8%
IDEX	39,000	5,386	Entegris	48,000	2,149
Ingersoll Rand (1)	199,750	4,954	Marvell Technology Group	212,000	4,797
Xylem	31,175	2,030	Maxim Integrated Products	62,000	3,014
		18,673	Microchip Technology	86,000	5,831
Professional Services 6.1%			Skyworks Solutions	38,000	3,396
Clarivate Analytics (1)	152,000	3,154	Xilinx	51,000	3,975
CoreLogic	90,000	2,749			23,162
CoStar Group (1)	6,000	3,523	Software 5.1%
Equifax	27,000	3,225	Atlassian, Class A (1)	26,000	3,569
IHS Markit	42,000	2,520	Ceridian HCM Holding (1)	61,000	3,054
TransUnion	65,000	4,302	DocuSign (1)	53,910	4,982
Verisk Analytics	33,000	4,599	Slack Technologies, Class A (1)	38,000	1,020
		24,072	Splunk (1)	27,000	3,408
			SS&C Technologies Holdings	27,000	1,183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Workday, Class A (1)	23,000	2,995	Multi	-Utilities 1.0%
		20,211		Sempra Energy	34,000	3,842
Total Information Technology		77,589				3,842

Materials 6.4%				Total Utilities		6,858
Chemicals 1.4%				Total Common Stocks
				(Cost $305,914)		373,660
Air Products & Chemicals	12,000	2,395
RPM International	54,000	3,213
				CONVERTIBLE PREFERRED STOCKS 0.4%
		5,608

Construction Materials 0.3%				Consumer Discretionary 0.4%

Martin Marietta Materials	6,000	1,136		Automobiles 0.2%
		1,136		Rivian Automotive, Series D,
				Acquisition Date: 12/23/19,
Containers & Packaging 4.2%				Cost $921(1)(2)(3)	85,735	921
Avery Dennison	31,000	3,158
						921
Ball	146,000	9,440
				Internet & Direct Marketing Retail 0.2%
Packaging Corp. of America	8,000	695
Reynolds Consumer Products	44,000	1,283		Roofoods, Series F, Acquisition
				Date:9/12/17, Cost$662
Sealed Air	84,000	2,076		(1)(2)(3)	1,871	538
		16,652		Roofoods, Series G, Acquisition
				Date:5/16/19, Cost$21 (1)(2)(3)	51	16
Metals & Mining 0.5%
						554
Kirkland Lake Gold	72,000	2,131
				Total Consumer Discretionary		1,475
		2,131
				Real Estate 0.0%
Total Materials		25,527

Real Estate 0.0%				Real Estate Management & Development 0.0%
				WeWork, Series D-1, Acquisition
Real Estate Management & Development 0.0%				Date:12/9/14, Cost$362
WeWork, Class A, Acquisition Date:				(1)(2)(3)	21,721	78
5/26/15, Cost $54 (1)(2)(3)	3,835	14		WeWork, Series D-2, Acquisition
Total Real Estate		14		Date:12/9/14, Cost$284
				(1)(2)(3)	17,066	62
Utilities 1.7%				Total Real Estate		140
Electric Utilities 0.3%				Total Convertible Preferred Stocks
Eversource Energy	17,000	1,329		(Cost $2,250)		1,615
		1,329

Gas Utilities 0.4%
Atmos Energy	17,000	1,687
		1,687

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 5.2%

Money Market Funds 5.2%
T. Rowe Price Treasury Reserve
Fund, 0.93% (4)(5)	20,617,552	20,618
Total Short-Term Investments
(Cost $20,618)		20,618

Total Investments in Securities 99.9%
(Cost $328,782)		$395,893
Other Assets Less Liabilities 0.1%		400
Net Assets 100%		$396,293

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,241 and represents 0.6% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund	$	—#	$—	$84+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Treasury Reserve Fund	$25,640	¤	¤	$20,618^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $84 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,618.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$373,034	$—	$626	$373,660
Convertible Preferred Stocks	—	—	1,615	1,615
Short-Term Investments	20,618	—	—	20,618
Total	$393,652	$—	$2,241	$395,893

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(856,000) for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$881	$(255)	$626
Convertible Preferred Stocks	2,216	(601)	1,615
Total	$3,097	$(856)	$2,241